SHARE-BASED COMPENSATION (Details Narrative) - USD ($)									6 Months Ended		12 Months Ended
		Aug. 03, 2023	Aug. 02, 2023	May 31, 2023	Jul. 01, 2022	Jun. 28, 2022	Jun. 23, 2021	Jun. 23, 2020	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Mar. 09, 2024	Dec. 11, 2019
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, value											$ 218,304
Share based compensation													$ 422,221
Common stock, par value											$ 0.001	$ 0.001		$ 0.001	$ 0.0001
Exercise price	[1]										$ 0.10	$ 0.10
Number of shares granted options to purchase	[1]										5,785
Share based compensation									$ 1,009,836	$ 35,000	$ 218,304
General and Administrative Expense [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation											$ 131,092	$ 170,883	$ 44,910
Consultant [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares								63,333
Number of stock issued, services, value								$ 633,333
Consultant [Member] | Acquisition Consulting Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares				50,000							50,000
Number of stock issued, services, value											$ 174,904
Consultant [Member] | Legal Advice Services [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of stock issued, services, shares			7,000								7,000
Number of stock issued, services, value											$ 43,400
Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Number of shares granted							3,600
Common stock, par value							$ 0.001
Exercise price							$ 0.10
Fair value of shares granted							$ 179,640
Independent Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise price					$ 0.10	$ 0.10
Number of shares granted options to purchase					2,960	2,244
Two Independent Director [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Exercise price		$ 0.10
Number of shares granted options to purchase		1,875

[1]	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)